Basis of Financial Statement Presentation (Policies)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Policy Text Block [Abstract]
Nature of Business
Nature of Business
5E Advanced Materials, Inc. (“5E,” “we,” “our,” or “us” or the “Company”) is an exploration stage company focused on becoming a vertically integrated global leader in boron specialty advanced materials and lithium with a focus on enabling decarbonization.

Reorganization
Reorganization
5E Advanced Materials, Inc. acquired all of the issued and outstanding shares of American Pacific Borates Limited (“ABR”), our Australian predecessor and wholly owned subsidiary, pursuant to a Scheme of Arrangement (“Scheme”) under Australian law, which was approved by ABR’s shareholders on December 2, 2021, and the Supreme Court of Western Australia on February 24, 2022. As part of the Scheme, we changed our place of domicile from Australia to the State of Delaware in the United States, effective on March 8, 2022.
In accordance with the Scheme, all ordinary shares of ABR have been transferred to us and pursuant to the Scheme, we issued to the shareholders of ABR, either one share of our common stock for every ten ordinary shares of ABR or one CHESS Depository Interest (“CDIs”) over our common stock for every one ordinary share of ABR, in each case, as held on the Scheme record date. We maintain an Australian Stock Exchange (“ASX”) listing for our CDIs, with each CDI representing 1/10th of a share of common stock. Holders of CDIs are able to trade their CDIs on the ASX under the symbol “5EA” and holders of shares of our common stock are able to trade their shares on
NASDAQ
under the symbol “FEAM.” All share and per share data presented in our consolidated financial statements have been retroactively adjusted to reflect a one for ten (1:10) exchange ratio (“Exchange Ratio”) of all of our issued and outstanding common stock. As a result of the reorganization, we became the parent company of ABR, and for financial reporting purposes the historical financial statements of ABR have become our historical financial statements as a continuation of the predecessor.

Basis of Presentation
These unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and should be read in the context of the consolidated financial statements and footnotes thereto for the year ended June 30, 2022 included in our annual report filed with the Securities and Exchange Commission on Form
10-K.
Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair statement of our financial position as of September 30, 2022, and our results of operations and cash flows for the three months ended September 30, 2022 and 2021 have been included. Operating results for the three months ended September 30, 2022 are not necessarily indicative of the results that may be expected for the full fiscal year ending June 30, 2023.

Basis of Presentation
The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The financial statements are presented in U.S. dollars.

Basis of Consolidation
Basis of Consolidation
The unaudited condensed consolidated financial statements comprise the financial statements of 5E Advanced Materials, Inc. and its wholly owned subsidiaries, American Pacific Borates Pty Ltd. and 5E Boron Americas, LLC (formerly Fort Cady (California) Corporation), (collectively, “5E,” “we,” “our,” “us” or the “Company”).

Basis of Consolidation
The consolidated financial statements comprise the financial statements of 5E and its wholly owned subsidiaries, ABR, Fort Cady Holdings Pty Ltd, and Fort Cady (California) Corporation (“FCCC”). In preparing the consolidated financial statements, all intercompany balances and transactions, income and expenses and profit and losses resulting from intra-company transactions have been eliminated in full.

Concentration of Risk
Concentration of Risk
We maintain cash deposits at several major banks, which at times may exceed amounts covered by insurance provided by the United States Federal Deposit Insurance Corporation (“FDIC”). We monitor the financial health of the banks and have not experienced any losses in such accounts and believe we are not exposed to any significant credit risk.

Risk and Uncertainties
Risk and Uncertainties
We are subject to a number of risks similar to those of other companies of similar size in our industry, including but not limited to, the success of our exploration activities, need for significant additional capital (or financing) to fund operating losses, competition from substitute products and services from larger companies, protection of proprietary technology, patent litigation, and dependence on key individuals. We currently generate no revenues from operations and will need to rely on raising additional capital or financing to sustain operations in the long-term. There is no guarantee that we will be able to raise such additional capital or financing. We believe, based on our current forecasts, that we have sufficient cash on hand to fund our operations for at least the next twelve months from the date of the issuance of these condensed consolidated financial statements.

Risk and Uncertainties
We are subject to a number of risks similar to those of other companies of similar size in our industry, including but not limited to, the success of our exploration activities, need for significant additional capital (or financing) to fund operating losses, competition from substitute products and services from larger companies, protection of proprietary technology, patent litigation, and dependence on key individuals.

Use of Estimates
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates, assumptions, and allocations that affect amounts reported in the consolidated financial statements and related notes. Items that are subject to such estimates and assumptions include, but are not limited to, estimated useful lives and valuation of properties, plant and equipment, mineral rights and properties, deferred tax assets, estimation of future costs, useful life, and discount rates used to calculate our reclamation liabilities, and fair value of stock-based compensation. Actual results could differ due to the uncertainty inherent in the nature of these estimates.

Foreign Currency Translation
Foreign Currency Translation
Functional and reporting currency—
Items included in our consolidated financial statements and each of our subsidiaries are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). As of June 30, 2022, the U.S. dollar was the functional currency of ABR and Fort Cady Holding Pty Ltd. The change in functional currency during fiscal year 2022 was due to all cash and cash equivalents, operating and capital costs being denominated in the U.S. dollar. The change in functional currency will be applied prospectively with effect from June 30, 2022 in accordance with U.S. GAAP. To give effect to the change in functional currency, the assets and liabilities of entities with an Australian dollar functional currency on June 30, 2022 were converted into U.S. dollars at a fixed exchange rate
of 1.454

U.S. dollars to one AUD dollar and the stockholders’ equity and accumulated deficit were converted at applicable historical rates. Our functional currency and the functional currency of FCCC is the U.S. dollar. The reporting currency for these consolidated financial statements is U.S. dollars.
During the fourth quarter ended June 30, 2022, ABR transferred substantially all of its assets to us and has no ongoing operations. Accordingly, we recognized the remaining accumulated foreign currency translation adjustment of
$248
 thousand as a gain in our consolidated statement of operations and comprehensive income (loss).
Transactions in foreign currency—
Transactions made in a currency other than the functional currency are remeasured to the functional currency at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are remeasured to the functional currency at the exchange rate at that date and non-monetary assets
and liabilities are remeasured at historical rates. Foreign currency transaction gains and losses are included in profit or loss.
Translation to reporting currency—
The results and financial position of entities that have a functional currency different from the reporting currency are translated into the reporting currency as follows:

•	Assets and liabilities for each statement of financial position presented are translated at the closing rate at the end of the reporting date;

•
Income and expenses for each statement of operations are translated at average exchange rates, unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions; and

•	All resulting exchange differences are recognized in other comprehensive income or loss.

Cash and Cash Equivalents
Cash and Cash Equivalents
—
Cash and
 cash equivalents consist of cash and liquid investments with an original maturity when acquired of three months or less. As of June 30, 2022 and 2021, cash and cash equivalents consisted of $31.1 million and $431 thousand, respectively, of funds held in bank accounts with financial institutions in the United States and $0.0 and $40.38 million, respe ctiv
ely, of funds held in bank accounts with financial institutions in Australia.

Mineral Rights and Properties and Exploration and Evaluation Costs
Mineral
 Rights and Properties
 and Exploration and Evaluation Costs
—
Mineral property acquisition costs, including indirectly related acquisition costs, are capitalized when incurred. Acquisition costs include cash consideration. Mineral lease payments are capitalized.
Exploration and evaluation costs are classified as project expenses and expensed as incurred. When it is determined that a mining deposit can be economically and legally extracted or produced, development costs related to such reserves and incurred after such determination will be considered for capitalization. The establishment of proven and probable reserves is based on results of feasibility studies. Upon commencement of commercial production, capitalized costs will be amortized over their estimated useful lives or units of production, whichever is a more reliable measure. Capitalized amounts relating to a property that is abandoned or otherwise considered uneconomic for the foreseeable future will be written off.
Drilling, development and related costs are either classified as project expenses and charged to operations as incurred, or capitalized, based on the following criteria:

•	whether the drilling or development costs relate to a project that has been determined to be economically feasible, and a decision has been made to put the project into production; and

•
whether, at the time the cost is incurred: (a) the expenditure embodies a probable future benefit that involves a capacity, singly or in combination with other assets, to contribute directly or indirectly to future net cash inflows, (b) we can obtain the benefit and control others’ access to it, and (c) the transaction or event giving rise to our right to or control of the benefit has already occurred.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
—
The carrying amount of long-lived assets is reviewed for impairment when events and circumstances indicate that such assets might be impaired. An asset is considered impaired when estimated future undiscounted cash flows are less than the carrying amount of the asset. In the event the carrying amount of such asset is not considered recoverable, the asset is adjusted to its fair value. Fair value is generally determined based on discounted future cash flo ws
.

Properties, Plant and Equipment
Properties, Plant and Equipment—
Properties, plant and equipment are recorded at historical cost. Depreciation and amortization are provided in amounts sufficient to match the cost of depreciable assets to operations over their estimated service lives or productive value. Expenditures for improvements that significantly extend the useful life of an asset are capitalized. Expenditures for maintenance and repairs are charged to operations when incurred.
Assets under construction (“Construction in progress”) include roads, fencing, tailings facility, equipment for our small-scale boron facility, injection-recovery wells, and land improvements and will be depreciated in accordance with our depreciation policy once placed in service.

Reclamation Liabilities
Reclamation Liabilities
—
Our mining and exploration activities are subject to various laws and regulations, including legal and contractual obligations to reclaim, remediate, or otherwise restore properties at the time the property is removed from service. Reclamation obligations are recognized when incurred and recorded as liabilities at estimated costs of future expenditures. Reclamation obligations are based on when spending for an existing disturbance will occur. The disturbance from construction, exploration, and development activities is reclaimed on an ongoing basis. Reclamation associated with environmental monitoring programs will be classified as a long-term liability; however, because we have not declared proven and probable reserves, the timing of these reclamation activities is uncertain as the reclamation areas will only be utilized once the mineral property is operating. For activities that do not qualify for asset capitalization, the costs associated with the obligation are charged to operations. For other activities, the costs will be added to the capitalized costs of the property and amortized over the useful life of the mineral property. The reclamation obligation in connection with mineral properties and interests are reviewed on an annual basis unless otherwise deemed necessary. Environmental compliance costs related to maintaining our existing permits are expensed in the period incurred.
Reclamation obligations are secured by certificate of deposits held for the benefit of the state of California in amounts determined by applicable federal and state regulatory agencies. Reclamation bond deposits as of June 30, 2022 and 2021 were $1,086 thousand and
$1,085 thousand, respectively.

Convertible Debt
Convertible Debt
Upon the issuance of convertible debt, we evaluate the embedded conversion features to determine whether the embedded conversion feature(s) should be bifurcated from the host instrument and accounted for separately as a derivative. If the conversion feature does not require derivative treatment, the instrument is evaluated for consideration of any beneficial conversion features. If a conversion feature is deemed to be beneficial, the intrinsic value of the conversion feature is recorded as additional paid in capital.

Derivative Financial Instruments
Derivative Financial Instruments
We record derivative instruments on the consolidated balance sheet at fair value as either an asset or a liability with changes in fair value recognized currently in earnings. The related cash flow impact of our derivative activities is reflected as cash flows from operating activities unless the derivatives are determined to have a significant financing element at inception, in which case they are classified within financing activities. Currently, our only derivative instrument is the conversion feature of our convertible note that was recorded as a stand-alone derivative at inception (see note 7 - Long-term Debt).

Debt Issue Costs
Debt Issue Costs
Costs incurred in connection with the issuance of debt are recorded as a reduction of the related debt and are amortized to interest expense over the life of the debt. If a conversion of the underlying debt occurs, a proportionate share of the unamortized amount is expensed in the period of conversion.

Fair Value Measurements
Fair Value Measurements
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The authoritative guidance requires disclosure of the framework for measuring fair value and requires that fair value measurements be classified and disclosed in one of the following categories:
Level 1 - Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. We consider active markets as those in which transactions for the assets or liabilities occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2 - Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability. This category includes those derivative instruments that can be valued using observable market data. Substantially all of the inputs are observable in the marketplace throughout the full term of the derivative instrument, can be derived from observable data, or are supported by observable levels at which transactions are executed in the marketplace.
Level 3 - Measured based on prices or valuation models that require inputs that are both significant to the fair value measurement and less observable from objective sources (i.e., supported by little or no market activity).
Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy. We periodically review our inputs to ensure the fair value level classification is appropriate. When transfers between levels occur, it is our policy to assume that the transfer occurred at the date of the event or change in circumstances that caused the transfer.

Fair Value Measurements
—
The fair value of a financial instrument is the amount that could be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value should be calculated based on assumptions that market participants would use in pricing the asset or liability, not on assumptions specific to the entity. In addition, the fair value of liabilities should include consideration of non-performance risk,
including the party’s own credit risk.
Fair value measurements do not include transaction costs. A fair value hierarchy is used to prioritize the quality and reliability of the information used to determine fair values. Categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fair value hierarchy is defined into the following three categories:
Level 1: Quoted market prices in active markets for identical assets or liabilities.
Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.
Level 3: Unobservable inputs that are not corroborated by market data.
We use a Black-Scholes option valuation model to determine the grant date fair value our employee stock options and a Monte Carlo Simulation model to determine the grant date fair value of market-based stock grants. Both models use Level 2 inputs. See note 11—Share Based Compensation for a description of the inputs used.

Leases
Leases
—
We determine if a contractual arrangement is, or contains, a lease at the inception date.
Right-of-use
(“ROU”) assets and liabilities related to operating leases are separately reported in the consolidated balance sheet. We have made an accounting policy election to exclude short-term leases (leases with a term of 12 months or less and which do not include a purchase option that we are reasonably certain to exercise) from the balance sheet presentation.
Right-of-use (“ROU”) assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of the future lease payments over the lease term. When the rate implicit to the lease cannot be readily determined, we utilize our incremental borrowing rate in determining the present value of the future lease payments. The incremental borrowing rate is derived from information available at the lease commencement date and represents the rate of interest that we would have to pay to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. The ROU asset includes any lease payments made and lease incentives received prior to the commencement date. Operating lease ROU assets could also include any cumulative prepaid or accrued rent when the lease payments are uneven throughout the lease term. The ROU assets and lease liabilities may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option.

Lease
liabilities are increased by interest and reduced by payments each period, and the ROU asset is amortized over the lease term. For operating leases, interest on the lease liability and the amortization of the ROU asset result in straight-line rent expense over the lease term. Variable lease expenses are recorded when incu rred
.

Financial Instruments
Financial Instruments
—
Our financial instruments consist of cash and cash equivalents, vehicle notes, and accounts payable and accrued liabilities. It is management’s opinion that we are not exposed to significant interest, currency or credit risks arising from its financial instruments. The fair values of these instruments approximate their carrying value unless otherwise note
d
.

Share Based Compensation
Share Based Compensation
—
The fair value of share based compensation awards is measured at the date of grant and amortized over the requisite service period, which is generally the vesting period, with a corresponding increase in additional paid-in capital.
In the case of a share based compensation award that is either cancelled or forfeited prior to vesting, the amortized expense associated with the unvested awards is reversed. A forfeiture rate is not estimated when determining the fair value of the options on the grant dat
e
.

Loss per Common Share
Loss per Common Share
—
Basic net loss per common share is computed by dividing net loss, by the weighted average number of common shares outstanding. Diluted loss per share includes any additional dilution from common stock equivalents. Diluted loss per share is not separately presented for the years ended June 30, 2022 and 2021, as the effect on the basic loss per share would be anti-dilutive.

Income Taxes
Income Taxes
—
We use the liability method of accounting for income taxes. Under this method, deferred income taxes are recorded to reflect the tax consequences in future years of differences between the tax basis of assets and liabilities and their financial reporting amounts at each year-end.
In evaluating our ability to recover our deferred tax assets, management considers all available positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies and recent financial operations. In projecting future taxable income, we develop assumptions including the amount of future state and federal pretax operating income, the reversal of temporary differences, and the implementation of feasible and prudent tax planning strategies. These assumptions require significant judgment about the forecasts of future taxable income and the assumptions are consistent with the plans and estimates that we use to manage the underlying businesses. A valuation allowance is recorded against deferred tax assets if we believe it is more likely than not the related tax benefits will not be realized.
We evaluate uncertain tax positions in
a two-step process,
whereby (i) it is determined whether it is more likely than not that the tax positions will be sustained based on the technical merits of the position and (ii) for those tax positions that meet the more-likely-than-not recognition
threshold, the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the related tax authority would be recognized.

Reclassifications
Reclassifications
Certain reclassifications have been made to prior years’ reported amounts in order to conform to the current year presentation. These reclassifications did not impact our previously reported net income (loss), stockholders’ equity or cash flows.

Recently Issued and Adopted Accounting Pronouncements
Recently Issued and Adopted Accounting Pronouncements
In August 2020, FASB issued ASU No.
2020-06–Debt–Debt
with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. The update is to address issues identified as a result of the complexity associated with applying GAAP for certain financial instruments with characteristics of liabilities and equity. We adopted this standard during the quarter ended September 30, 2022. The adoption of this standard did not have an effect on our previously reported consolidated financial statements as we had no transactions that were the subject of the pronouncement. During the current quarter we issued convertible debt and accounted for it in accordance with the updates provided for by ASU
No. 2020-06.
In May 2021, FASB issued ASU No.
2021-04—Earnings
Per Share (Topic 260), Debt— Modifications and Extinguishments (Subtopic
470-50),
Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging— Contracts in Entity’s Own Equity (Subtopic
815-40)
Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options. The update is to clarify and reduce diversity in accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after modification or exchange. The adoption of this standard during the quarter ended September 30, 2022 did not have an effect on our consolidated financial statements.

Recently Issued Accounting Pronouncements
In August 2020, FASB issued ASU
No. 2020-06–Debt–Debt with
Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity
(Subtopic 815-40):
Accounting for

Convertible Instruments and Contracts in an Entity’s Own Equity. The update addresses issues identified as a result of the complexity associated with applying GAAP for certain financial instruments with characteristics of liabilities and equity. The update is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years and with early adoption permitted. We do not expect ASU
2020-06
to have a material effect on our consolidated financial statements.
In May 2021, FASB issued ASU
No. 2021-04—Earnings Per
Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic
470-50),
Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity
(Subtopic 815-40)
Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options. The update is to clarify and reduce diversity in accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after modification or exchange. The update is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years and with early adoption permitted. We are currently evaluating the impact of adopting this standard on our consolidated financial statements.